Cover	Jun. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43356
Entity Registrant Name	CANTOR EQUITY PARTNERS VII, INC.
Entity Central Index Key	0002087965
Entity Tax Identification Number	98-1601092
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CAES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false